UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:         |_|; Amendment Number: |_|

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Wesley Capital Management, LLC

Address:    717 5th Avenue
            14th Floor
            New York, NY 10022

13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Arthur Wrubel
Title:      Managing Member
Phone:      (212) 421-7002

Signature, Place and Date of Signing:


/s/ Arthur Wrubel                 New York, New York          November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:          23

Form 13F Information Table Value Total:        $257,257
                                           (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-13112               Wesley Capital Master Fund, Ltd.

2.    028-13111               Wesley Capital QP, LP

                                                     FORM 13F INFORMATION TABLE
                                                    Wesley Capital Management LLC
                                                          September 30, 2011
COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6       COLUMN 7      COLUMN 8

                                                          VALUE   SHRS OR   SH/ PUT/ INVESTMENT      OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000) PRN AMT   PRN CALL DISCRETION      MNGRS SOLE     SHARED NONE
--------------                --------------   -----      ------- -------   --- ---- ----------      ----- ----     ------ ----
ANNALY CAP MGMT INC               COM         035710409  35,755   2,150,000 SH            SOLE                             2,150,000
APARTMENT INVT & MGMT CO          CL A        03748R101   4,977     225,000 SH       SHARED-DEFINED  1,2     225,000
APOLLO GLOBAL MGMT LLC          CL A SHS      037612306   6,656     650,000 SH       SHARED-DEFINED  1,2     650,000
BROOKDALE SR LIVING INC           COM         112463104   2,508     200,000 SH       SHARED-DEFINED  1,2     200,000
CAPITALSOURCE INC                 COM         14055X102   4,605     750,000 SH       SHARED-DEFINED  1,2     750,000
CYPRESS SHARPRIDGE INVTS INC      COM         23281A307   9,672     800,000 SH            SOLE                               800,000
DDR CORP                          COM         23317H102   1,635     150,000 SH       SHARED-DEFINED  1,2     150,000
EQUITY LIFESTYLE PPTYS INC        COM         29472R108  10,973     175,000 SH       SHARED-DEFINED  1,2     175,000
GENERAL GROWTH PPTYS INC NEW      COM         370023103  12,100   1,000,000 SH       SHARED-DEFINED  1,2   1,000,000
GLIMCHER RLTY TR               SH BEN INT     379302102  15,753   2,225,000 SH       SHARED-DEFINED  1,2   2,225,000
HATTERAS FINL CORP                COM         41902R103  12,580     500,000 SH            SOLE                               500,000
HERSHA HOSPITALITY TR         SH BEN INT A    427825104   1,730     500,000 SH       SHARED-DEFINED  1,2     500,000
HOST HOTELS & RESORTS INC         COM         44107P104  14,769   1,350,000 SH       SHARED-DEFINED  1,2   1,350,000
KILROY RLTY CORP                  COM         49427F108   2,348      75,000 SH       SHARED-DEFINED  1,2      75,000
MFA FINANCIAL INC                 COM         55272X102  56,160   8,000,000 SH       SHARED-DEFINED  1,2   3,000,000       5,000,000
MACERICH CO                       COM         554382101   1,066      25,000 SH       SHARED-DEFINED  1,2      25,000
PROLOGIS INC                      COM         74340W103   2,425     100,000 SH       SHARED-DEFINED  1,2     100,000
SL GREEN RLTY CORP                COM         78440X101  14,974     257,500 SH       SHARED-DEFINED  1,2     257,500
SIMON PPTY GROUP INC NEW          COM         828806109  10,998     100,000 SH       SHARED-DEFINED  1,2     100,000
STARWOOD PPTY TR INC              COM         85571B105   8,580     500,000 SH       SHARED-DEFINED  1,2     300,000         200,000
STARWOOD HOTELS&RESORTS WRLD      COM         85590A401   1,941      50,000 SH       SHARED-DEFINED  1,2      50,000
SUNRISE SENIOR LIVING INC         COM         86768K106  11,807   2,550,000 SH       SHARED-DEFINED  1,2   2,550,000
TWO HBRS INVT CORP                COM         90187B101  13,245   1,500,000 SH            SOLE                             1,500,000

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